Investments in Associates and Joint Ventures - Carrying Value of PCEV's Investments in VIH (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investments in Associates and Joint Ventures [Line Items]
VIH Equity	₱ 51,546	₱ 53,364	₱ 52,123
Goodwill arising from acquisition	62,941	61,379
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
VIH Equity	₱ 9,714	₱ 6,398
PCEV's noncontrolling interests	36.63%	38.45%
Share in net assets of VIH	₱ 3,558	₱ 2,460
Goodwill arising from acquisition	4,401	4,620
Carrying amount of interest in VIH	₱ 7,959	₱ 7,080